Equity Accounted Investees - Additional Information (Detail) € / shares in Units, € in Millions, $ in Millions, $ in Millions			12 Months Ended
	Sep. 18, 2017 € / shares shares	Apr. 30, 2010	Dec. 31, 2019 MXN ($)		Dec. 31, 2019 EUR (€)	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 EUR (€)	Apr. 24, 2020 EUR (€)	Dec. 31, 2019 USD ($)	[2]	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Capital contribution			$ 3,348	[1]		$ 3,348					$ 178
Capitalization of borrowing costs			$ 333
Ownership Percentage			14.80%		14.80%	14.80%	14.80%
Amortisation expense related to net income attributable to equity holders			$ 1,812			$ 1,913		$ 1,259
Net income corresponding to the immaterial associates			84			44		235
Net income (loss) corresponding to the immaterial joint ventures			(215)			(270)		(175)
Promotora Mexicana de Embotelladores, S.A. de C.V. [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Dividends received			1
Compania Panamena de Bebidas, S.A.P.I. de C.V. [member] | Other expense [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Impairment loss on investments			948			432
Industria Envasadora de Quertaro, S.A. de C.V. (IEQSA) [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Dividends received						8
Promotora Industrial Azucarera, S.A. de C.V. ("PIASA") [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Capital contribution			$ 111			$ 146
Ownership Percentage			36.40%		36.40%	36.40%	36.40%
Heineken [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Dividends received			$ 3,031			$ 2,872		3,250
Ownership Percentage		20.00%	14.76%		14.76%	14.76%	14.76%
Portion of investment sold	5.20%
Equity income recognized from ownership interest, net of tax			$ 6,428			$ 6,478		7,847
Amortisation expense related to net income attributable to equity holders			$ 6,885		€ 319	$ 6,320	€ 281	$ 7,656	€ 357
Heineken Company [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Ownership Percentage			8.63%		8.63%	8.63%	8.63%
Number of shares sold | shares	22,485,000
Share price | € / shares	€ 84.50
Fair value of investments in accociates representing 20% of its outstanding shares			$ 164,504			$ 145,177							€ 7,769	€ 6,441
Heineken Company [member] | Actuarial assumption of retirement age [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Fair value of investment in joint ventures | €										€ 6,152
Heineken Holding N.V. [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Ownership Percentage			12.26%		12.26%	12.26%	12.26%
Number of shares sold | shares	7,700,000
Share price | € / shares	€ 78.00
Jugos del Valle, S.A.P.I. de C.V. [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Capital contribution			$ 204
Ownership Percentage			28.80%		28.80%	26.30%	26.30%
UBI 3 Participacoes, LTDA [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Capitalization of borrowing costs						$ 73

[1]	The Company initially adopted IFRS 16 at January 1st, 2019 using the modified retrospectively approach under which the comparative information is not restated. – See Note 2.4.1
[2]	Convenience translation to U.S. dollars ($) – See Note 2.2.3